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Today's Date:  May 25, 2000

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Performance From Inception Through March 31, 2000 (including annual rollovers)

Series     Inception   Cumulative  Average Annual   Most Recently Completed   Portfolio
             Date     Total Return  Total Return       Offer to End Date        Return

Select Ten Portfolio

Series B     5/17/91      173.44%       11.99%         6/1/98 - 7/9/99          6.82%
Series A      1/3/92      136.86%       11.02%        2/4/99 - 3/10/00        -15.59%
Series C      9/1/92      168.06%       13.89%      9/28/98 - 10/29/99         11.44%
Series 3     7/22/96       46.37%       10.87%        8/3/98 - 9/10/99         11.05%
Series 5     11/1/96       32.57%        8.61%      1/16/98 - 12/17/99          2.36%
Series J      1/2/97       14.21%        4.18%       1/11/99 - 2/11/00        -18.07%
Series 1     2/25/97        4.11%        1.31%         3/2/98 - 4/9/99          2.65%
Series 2     4/28/97       12.96%        4.25%         5/4/98 - 6/4/99          2.47%
Series 4      9/3/97        2.31%        0.89%       9/8/98 - 10/15/99          8.75%

Standard & Poor's Industrial Portfolio

Series A     1/22/97        7.70%        2.35%       2/17/99 - 3/24/00        -19.41%
Series B     2/24/97        9.23%        2.89%       3/23/98 - 4/23/99          6.13%
Series C     4/21/97       12.51%        4.08%        4/27/98 - 6/4/99         12.29%
Series D      6/9/97       -5.51%       -2.00%       6/15/98 - 7/23/99          7.93%
Series E     7/21/97       -5.18%       -1.95%       7/27/98 - 8/27/99          1.39%
Series F      9/8/97        4.71%        1.81%      9/14/98 - 10/15/99         -1.91%
Series G    10/20/97       -5.23%       -2.17%      10/26/98 - 12/3/99          5.03%



Series H    12/2/97        -9.73%       -4.30%      12/14/98 - 1/14/00        -10.68%
Series J     1/8/98       -12.02%       -5.59%       1/11/99 - 2/11/00        -25.77%

Select Growth Portfolio

Series A     2/14/95      555.31%       44.27%       2/17/98 - 3/19/99         26.37%
Series B     6/6/95       120.06%       17.77%       5/18/98 - 6/18/99        -13.99%
Series C     8/1/95        60.00%       10.59%       8/24/98 - 10/1/99         43.53%
Series D    11/1/95       207.83%       28.99%       12/1/98 - 1/7/00         193.63%

Standard & Poor's Intrinsic Value Portfolio

Series C    11/21/96       67.86%       16.67%       12/14/98 - 1/14/00        33.38%
Series A     4/2/97        81.48%       22.00%        4/13/98 - 5/21/99        16.95%
Series B     8/6/97        32.82%       11.30%        8/10/98 - 9/10/99        27.02%

Select Ten United Kingdom Portfolio

Series B     6/21/93       50.14%        6.18%        6/1/98 - 7/9/99          -1.98%
Series C     9/28/93       56.97%        7.17%       9/28/98 - 10/29/99        19.62%
Series A      1/5/94       36.44%        5.11%        2/4/99 - 3/10/00         -6.20%
Series 3     7/22/96       35.59%        8.59%        8/3/98 - 9/10/99          6.80%
Series 5     11/1/96       24.18%        6.55%      11/16/98 - 12/17/99        14.84%
Series 1     2/25/97       33.27%        9.72%        3/2/98 - 4/9/99           6.44%

Past performance is no indication of future results. Principal value, unit prices and investment returns fluctuate with changes in market conditions. Your investment may be worth more or less than your original cost when you redeem. Return figures represent changes in unit price plus reinvestment of income and principal distributions and reflect deduction of maximum applicable sales charges and expenses. Average Annualized Return differs from Most Recently Completed Portfolio because the figures reflect different performance periods and a reduced sales charge on annual rollovers.

Contact your Financial Professional for a free prospectus (or download one from this site) containing more complete information on any Defined Asset Fund, including sales charges, expenses and risks. Please read it carefully before you invest or send money.